SHARE-BASED COMPENSATION - 2020 Plan (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2022
SHARE-BASED COMPENSATION
Unrecognized share-based compensation expense		¥ 324,359
2020 Option Incentive Plan | Employees
SHARE-BASED COMPENSATION
Number of options authorized for grant	5,054,138
Number of options granted		5,054,138
Exercise price		¥ 3.25
Contractual life	5 years
2020 Option Incentive Plan | Employees | Vested at the latter of the first anniversary
SHARE-BASED COMPENSATION
Vesting percentage		33.33%
2020 Option Incentive Plan | Employees | Remaining vested at each of the 12 months from the First Vesting Date
SHARE-BASED COMPENSATION
Vesting percentage		66.67%